Other long-term debt	6 Months Ended
Jun. 30, 2013
Other long-term debt [Abstract]
Other long-term debt

6. Other long-term debt

As of December 31, 2012 and June 30, 2013, other long term debt consisted of the following:

	December 31, 2012	June 30, 2013
	US$	US$
	(Audited)	(Unaudited)

Guaranteed senior secured note due on April 15, 2013 at 15.6%*	40,000,000	-
Senior Secured Notes due on May 3, 2018 at 13.25%	-	200,000,000
Total principal of other long-term debt	40,000,000	200,000,000
Less: Unaccreted discount from embedded derivative and warrants	(288,220)	-
Accrued interest	1,352,000	-

Total	41,063,780	200,000,000
Less: current portion	(41,063,780)	-

Total other long-term debt	-	200,000,000

* The Company repaid the Guaranteed Senior Secured Note on April 12, 2013, before the due date and there was no penalty associated with the early repayment.

Senior Secured Notes

The Senior Secured Notes bear interest at 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013. The Senior Secured Notes have a final maturity date of May 3, 2018.

The Senior Secured Notes were issued pursuant to an indenture, dated May 3, 2013, between, the Company, the "Subsidiary Guarantors" identified below and Citicorp International Limited, as trustee and collateral agent (the "Indenture"). The Company's obligations under the Indenture and the Senior Secured Notes have been guaranteed initially by certain of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the "Subsidiary Guarantors") and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the Indenture. The Company's obligations under the Indenture and the Senior Secured Notes are secured by a pledge of the capital stock of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the Senior Secured Notes, in whole or in part, at a redemption price equal to 106.6250% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date, during the 12 month period commencing on May 3, 2016 or at a redemption price equal to 103.3125% of the principal amount, plus accrued and unpaid interest, if any to (but excluding) the redemption date, during the 12 month period commencing on May 3, 2017.

At any time prior to May 3, 2016, the Company may at its option redeem the Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% the principal amount of the Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the Senior Secured Notes issued on May 3, 2013 remain outstanding after each such redemption.

Following any Change of Control Triggering Event, the Company must make an offer to purchase all outstanding Senior Secured Notes at a purchase price equal to 101.0% of the principal amount thereof plus accrued and unpaid interest, if any to (but not including) the offer to purchase payment date. A "Change of Control Triggering Event" means the occurrence of both a Change of Control (as defined in the Indenture) and specified decline in the ratings of the Senior Secured Notes within six month after the date of public notice of the occurrence of a Change of Control or the intention by the Company or any other person to effect a Change of Control.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Senior Secured Notes under the requirements of ASC815. The embedded optional redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the Secured Senior Notes.

The Indenture contains certain covenants that, among others, restrict the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase of redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holder of more than 10% of the Company's Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Consolidated Fixed Charge Coverage Ratio (as defined in the Indenture) of 3.0 to 1.0.

The Company was in compliance with its financial ratio covenants under the Senior Secured Note as of June 30, 2013.